SCHEDULE OF CHANGES IN DEFERRED REVENUE (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Accounting Policies [Abstract]
Balance as of December 31, 2024	$ 696
Revenue recognized	(1,119)
Revenue deferred	2,195
Balance as of September 30, 2025	$ 1,772